23. EMPLOYEE BENEFITS (Details 6) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Benefits Details 6
Cost of services, current period	$ 412,499	$ 344,170	$ 316,953
Interest cost	48,246	129,303	99,742
Unaccrued benefits paid	2,320,194	1,539,411	1,811,732
Total expense recognized in the consolidated statement of income by function	$ 2,780,939	$ 2,012,884	$ 2,228,427